Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
AECC Aero-Engine Control Co. Ltd., Class A	93,698	$172,282
AECC Aviation Power Co. Ltd., Class A	187,298	656,665
AVIC Aircraft Co. Ltd., Class A	226,000	564,092
AVIC Electromechanical Systems Co. Ltd., Class A	295,699	346,410
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	86,800	411,785
AVICOPTER PLC, Class A	46,899	293,710
China Aerospace Times Electronics Co. Ltd., Class A(a)	234,097	216,211
China Avionics Systems Co. Ltd., Class A	133,200	261,330
China Spacesat Co. Ltd., Class A	93,600	435,956

		3,358,441

Air Freight & Logistics — 0.5%
SF Holding Co. Ltd., Class A	140,400	930,584
Sinotrans Ltd., Class A	397,800	183,704
Yunda Holding Co. Ltd., Class A	133,200	557,944

		1,672,232

Airlines — 0.6%
Air China Ltd., Class A	342,000	351,237
China Eastern Airlines Corp. Ltd., Class A(a)	782,800	485,691
China Southern Airlines Co. Ltd., Class A	736,426	563,324
Juneyao Airlines Co. Ltd., Class A(a)	133,200	186,233
Spring Airlines Co. Ltd., Class A	70,204	369,450

		1,955,935

Auto Components — 0.8%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	23,497	330,220
Fuyao Glass Industry Group Co. Ltd., Class A	163,800	459,193
Huayu Automotive Systems Co. Ltd., Class A	257,400	743,831
Ningbo Joyson Electronic Corp., Class A(a)	110,000	317,097
Shandong Linglong Tyre Co. Ltd., Class A	93,600	287,190
Wanxiang Qianchao Co. Ltd., Class A	226,000	159,111
Weifu High-Technology Group Co. Ltd., Class A	63,600	181,988
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	187,200	169,715

		2,648,345

Automobiles — 1.2%
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	295,697	229,542
BYD Co. Ltd., Class A	163,873	1,391,888
Chongqing Changan Automobile Co. Ltd., Class A	351,000	482,297
Guangzhou Automobile Group Co. Ltd., Class A	202,860	281,616
SAIC Motor Corp. Ltd., Class A	655,247	1,754,293

		4,139,636

Banks — 12.7%
Agricultural Bank of China Ltd., Class A	6,271,200	3,073,704
Bank of Beijing Co. Ltd., Class A	1,825,200	1,287,583
Bank of Chengdu Co. Ltd., Class A	295,677	324,604
Bank of China Ltd., Class A	2,948,400	1,453,453
Bank of Communications Co. Ltd., Class A	3,352,000	2,459,626
Bank of Guiyang Co. Ltd., Class A	272,480	304,928
Bank of Hangzhou Co. Ltd., Class A	434,896	510,095
Bank of Jiangsu Co. Ltd., Class A	968,400	828,566
Bank of Nanjing Co. Ltd., Class A	713,280	777,001
Bank of Ningbo Co. Ltd., Class A	491,410	1,813,372
Bank of Shanghai Co. Ltd., Class A	1,213,082	1,403,937
China CITIC Bank Corp. Ltd., Class A	458,000	337,368
China Construction Bank Corp., Class A	806,000	734,144
China Everbright Bank Co. Ltd., Class A	3,352,000	1,771,121
China Merchants Bank Co. Ltd., Class A	1,731,663	8,607,599
China Minsheng Banking Corp. Ltd., Class A	2,971,880	2,479,601

Security	Shares	Value

Banks (continued)
Huaxia Bank Co. Ltd., Class A	1,084,460	$1,007,750
Industrial & Commercial Bank of China Ltd., Class A	4,563,000	3,341,768
Industrial Bank Co. Ltd., Class A	1,755,000	4,131,839
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	226,000	228,582
Ping An Bank Co. Ltd., Class A	1,591,236	3,139,937
Shanghai Pudong Development Bank Co. Ltd., Class A	2,480,420	3,735,027

		43,751,605

Beverages — 9.5%
Anhui Gujing Distillery Co. Ltd., Class A	26,099	498,699
Anhui Kouzi Distillery Co. Ltd., Class A	46,800	273,202
Beijing Shunxin Agriculture Co. Ltd., Class A	70,200	540,769
Beijing Yanjing Brewery Co. Ltd., Class A	304,200	256,827
Chongqing Brewery Co. Ltd., Class A	46,895	361,643
Jiangsu King’s Luck Brewery JSC Ltd., Class A	110,000	507,979
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	124,100	1,730,528
Kweichow Moutai Co. Ltd., Class A	105,292	18,878,237
Luzhou Laojiao Co. Ltd., Class A	117,000	1,312,145
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	70,266	1,068,122
Sichuan Swellfun Co. Ltd., Class A	46,800	305,620
Tsingtao Brewery Co. Ltd., Class A	70,200	524,560
Wuliangye Yibin Co. Ltd., Class A	327,614	6,300,885

		32,559,216

Biotechnology — 1.7%
Beijing SL Pharmaceutical Co. Ltd., Class A	93,695	147,855
Beijing Tiantan Biological Products Corp. Ltd., Class A	86,799	419,034
BGI Genomics Co. Ltd., Class A	40,400	602,279
Chongqing Zhifei Biological Products Co. Ltd., Class A	117,000	1,311,979
Hualan Biological Engineering Inc., Class A	152,100	837,489
Jinyu Bio-Technology Co. Ltd., Class A	86,800	293,991
Shanghai RAAS Blood Products Co. Ltd., Class A(a)	421,200	505,367
Shenzhen Kangtai Biological Products Co. Ltd., Class A	49,198	933,873
Walvax Biotechnology Co. Ltd., Class A	133,298	764,174

		5,816,041

Building Products — 0.2%
Beijing New Building Materials PLC, Class A	140,400	507,754
Zhejiang Weixing New Building Materials Co. Ltd., Class A	133,296	230,363

		738,117

Capital Markets — 6.8%
Anxin Trust Co. Ltd., Class A(a)(b)	432,000	152,989
Caitong Securities Co. Ltd., Class A	327,647	443,246
Changjiang Securities Co. Ltd., Class A	458,000	413,276
China Merchants Securities Co. Ltd., Class A	491,434	1,286,478
CITIC Securities Co. Ltd., Class A	842,400	2,828,147
CSC Financial Co. Ltd., Class A	234,099	1,160,323
Dongxing Securities Co. Ltd., Class A	226,039	343,252
East Money Information Co. Ltd., Class A	585,000	1,511,527
Everbright Securities Co. Ltd., Class A	351,000	555,884
First Capital Securities Co. Ltd., Class A	295,600	291,440
Founder Securities Co. Ltd., Class A	690,000	695,928
GF Securities Co. Ltd., Class A	504,400	979,598
Guosen Securities Co. Ltd., Class A	342,000	517,892
Guotai Junan Securities Co. Ltd., Class A	655,245	1,570,505
Guoyuan Securities Co. Ltd., Class A	304,200	352,060
Haitong Securities Co. Ltd., Class A	702,000	1,281,815
Hithink RoyalFlush Information Network Co. Ltd., Class A	46,800	791,894
Huaan Securities Co. Ltd., Class A	295,600	303,583
Huatai Securities Co. Ltd., Class A	631,800	1,623,500
Huaxi Securities Co. Ltd., Class A	226,000	325,905

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Industrial Securities Co. Ltd., Class A	550,860	$470,537
Nanjing Securities Co. Ltd., Class A	280,800	546,934
Northeast Securities Co. Ltd., Class A	202,800	234,132
Orient Securities Co. Ltd., Class A	504,423	671,673
Pacific Securities Co. Ltd. (The), Class A(a)	550,897	253,623
SDIC Capital Co. Ltd., Class A	295,604	499,977
Sealand Securities Co. Ltd., Class A	468,000	286,395
Shanxi Securities Co. Ltd., Class A	226,000	226,661
Shenwan Hongyuan Group Co. Ltd., Class A	1,918,800	1,187,809
Sinolink Securities Co. Ltd., Class A	249,288	342,891
SooChow Securities Co. Ltd., Class A	299,360	327,800
Southwest Securities Co. Ltd., Class A	481,200	308,105
Western Securities Co. Ltd., Class A	295,620	332,917
Zheshang Securities Co. Ltd., Class A	234,000	325,509

		23,444,205

Chemicals — 2.3%
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	202,896	119,852
Hengli Petrochemical Co. Ltd., Class A	491,415	983,616
Hengyi Petrochemical Co. Ltd., Class A	226,000	393,455
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(a)	713,200	289,954
Jiangsu Yangnong Chemical Co. Ltd., Class A	23,400	249,601
Lomon Billions Group Co. Ltd., Class A	187,200	441,790
Luxi Chemical Group Co. Ltd., Class A	110,000	122,164
Rongsheng Petro Chemical Co. Ltd., Class A	421,200	711,810
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	133,200	313,785
Shandong Sinocera Functional Material Co. Ltd., Class A	86,800	284,278
Sichuan Hebang Biotechnology Co. Ltd., Class A(a)	660,900	127,324
Sinopec Shanghai Petrochemical Co. Ltd., Class A	504,431	287,252
Tianqi Lithium Corp., Class A	117,000	274,461
Tongkun Group Co. Ltd., Class A	156,497	260,483
Transfar Zhilian Co. Ltd., Class A	272,494	237,007
Wanhua Chemical Group Co. Ltd., Class A	257,400	1,640,803
Weihai Guangwei Composites Co. Ltd., Class A	46,895	363,503
Xinjiang Zhongtai Chemical Co. Ltd., Class A	179,696	119,639
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	110,096	135,839
Zhejiang Juhua Co. Ltd., Class A	226,000	206,172
Zhejiang Longsheng Group Co. Ltd., Class A	272,400	466,904

		8,029,692

Commercial Services & Supplies — 0.3%
Beijing Originwater Technology Co. Ltd., Class A	243,200	328,660
Shanghai M&G Stationery Inc., Class A	70,200	511,234
Tus Environmental Science And Technology Development Co. Ltd., Class A	110,000	126,060

		965,954

Communications Equipment — 1.4%
Fiberhome Telecommunication Technologies Co. Ltd., Class A	93,699	422,083
Guangzhou Haige Communications Group Inc. Co., Class A	179,600	308,096
Hengtong Optic-Electric Co. Ltd., Class A	156,400	368,216
Hubei Kaile Science & Technology Co. Ltd., Class A	93,600	200,609
Hytera Communications Corp. Ltd., Class A	133,200	123,778
Shenzhen Sunway Communication Co. Ltd., Class A(a)	93,600	547,597
Yealink Network Technology Corp. Ltd., Class A	46,898	601,426
Zhongji Innolight Co. Ltd., Class A	46,899	430,899

Security	Shares	Value

Communications Equipment (continued)
ZTE Corp., Class A(a)	327,600	$1,906,845

		4,909,549

Construction & Engineering — 2.6%
China Communications Construction Co. Ltd., Class A	216,000	246,618
China Gezhouba Group Co. Ltd., Class A	388,413	359,288
China National Chemical Engineering Co. Ltd., Class A	434,810	380,032
China Railway Construction Corp. Ltd., Class A	1,006,275	1,394,090
China Railway Group Ltd., Class A	1,731,600	1,437,409
China Railway Hi-Tech Industry Co. Ltd., Class A	179,694	249,202
China State Construction Engineering Corp. Ltd., Class A	3,584,000	2,660,324
Metallurgical Corp. of China Ltd., Class A	1,708,200	621,881
Power Construction Corp. of China Ltd., Class A	1,240,200	627,184
Shanghai Construction Group Co. Ltd., Class A	759,600	354,011
Shanghai Tunnel Engineering Co. Ltd., Class A	249,200	201,920
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	226,050	258,092

		8,790,051

Construction Materials — 1.4%
Anhui Conch Cement Co. Ltd., Class A	327,600	2,782,536
BBMG Corp., Class A	690,000	315,709
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	140,499	769,034
China Jushi Co. Ltd., Class A	295,600	368,487
Huaxin Cement Co. Ltd., Class A	110,000	413,707
Tangshan Jidong Cement Co. Ltd., Class A	110,097	315,505

		4,964,978

Containers & Packaging — 0.1%
Yunnan Energy New Material Co. Ltd	46,800	363,363

Distributors — 0.2%
Liaoning Cheng Da Co. Ltd., Class A(a)	133,200	332,276
Wuchan Zhongda Group Co. Ltd., Class A	434,899	288,316

		620,592

Diversified Financial Services — 0.2%
Avic Capital Co. Ltd., Class A	819,001	455,945
Shanghai AJ Group Co. Ltd., Class A	140,400	157,318

		613,263

Electrical Equipment — 2.7%
Contemporary Amperex Technology Co. Ltd., Class A	187,200	3,828,672
Dongfang Electric Corp. Ltd., Class A	226,000	275,643
Eve Energy Co. Ltd., Class A(a)	70,298	672,174
Fangda Carbon New Material Co. Ltd., Class A(a)	226,092	267,428
Guoxuan High-Tech Co. Ltd., Class A	93,600	302,968
Hongfa Technology Co. Ltd., Class A	63,600	294,875
Jiangsu Zhongtian Technology Co. Ltd., Class A	249,200	394,309
NARI Technology Co. Ltd., Class A	397,810	1,132,680
Shanghai Electric Group Co. Ltd., Class A	666,800	458,113
Sunwoda Electronic Co. Ltd., Class A	133,299	271,721
TBEA Co. Ltd., Class A	295,600	315,308
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	295,651	417,970
Zhejiang Chint Electrics Co. Ltd., Class A	179,600	633,492

		9,265,353

Electronic Equipment, Instruments & Components — 6.2%
Accelink Technologies Co. Ltd., Class A	63,600	267,577
AVIC Jonhon Optronic Technology Co. Ltd., Class A	93,600	475,070
BOE Technology Group Co. Ltd., Class A	2,864,803	1,525,871
Chaozhou Three-Circle Group Co. Ltd., Class A	163,800	483,092
Foxconn Industrial Internet Co. Ltd., Class A	342,000	711,677
GoerTek Inc., Class A	272,404	746,672

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	795,652	$3,613,449
Holitech Technology Co. Ltd., Class A	351,000	270,981
Lens Technology Co. Ltd., Class A	234,000	605,605
Leyard Optoelectronic Co. Ltd., Class A	202,800	160,589
Lingyi iTech Guangdong Co., Class A(a)	481,200	632,570
Luxshare Precision Industry Co. Ltd., Class A	444,694	2,980,228
NAURA Technology Group Co. Ltd., Class A	46,800	1,008,812
OFILM Group Co. Ltd., Class A(a)	226,000	486,617
Shengyi Technology Co. Ltd., Class A	187,200	860,775
Shennan Circuits Co. Ltd., Class A	27,000	892,688
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	133,200	500,773
Tianma Microelectronics Co. Ltd., Class A	179,600	360,760
Tunghsu Optoelectronic Technology Co. Ltd., Class A	432,000	170,123
Unisplendour Corp. Ltd., Class A	140,468	828,957
Universal Scientific Industrial Shanghai Co. Ltd., Class A	140,400	355,607
Westone Information Industry Inc., Class A	63,600	203,521
Wingtech Technology Co. Ltd., Class A(a)	70,300	1,062,663
Wuhan Guide Infrared Co. Ltd., Class A	70,296	407,177
WUS Printed Circuit Kunshan Co. Ltd., Class A	140,400	534,206
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	70,200	377,882
Zhejiang Dahua Technology Co. Ltd., Class A	249,200	595,523

		21,119,465

Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd., Class A	365,268	256,125
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	86,800	306,410

		562,535

Entertainment — 1.3%
Beijing Enlight Media Co. Ltd., Class A	249,200	375,246
China Film Co. Ltd., Class A	133,200	250,197
G-Bits Network Technology Xiamen Co. Ltd., Class A	4,300	230,717
Giant Network Group Co. Ltd., Class A	110,000	265,988
Mango Excellent Media Co. Ltd., Class A(a)	163,880	1,078,550
Perfect World Co. Ltd., Class A	117,068	784,229
Wanda Film Holding Co. Ltd., Class A(a)	179,698	425,104
Wuhu Sanqi Interactive Entertainment Network Technology
Group Co. Ltd., Class A	187,200	958,892
Youzu Interactive Co. Ltd., Class A(a)	70,200	184,963

		4,553,886

Food & Staples Retailing — 0.5%
Laobaixing Pharmacy Chain JSC, Class A	23,400	252,219
Yifeng Pharmacy Chain Co. Ltd., Class A	23,499	315,402
Yonghui Superstores Co. Ltd., Class A	829,275	1,193,514

		1,761,135

Food Products — 5.5%
Angel Yeast Co. Ltd., Class A	63,696	335,111
Beijing Dabeinong Technology Group Co. Ltd., Class A	365,200	468,699
Chongqing Fuling Zhacai Group Co. Ltd., Class A	63,600	299,740
Foshan Haitian Flavouring & Food Co. Ltd., Class A	187,227	3,260,331
Fujian Sunner Development Co. Ltd., Class A	86,800	267,187
Guangdong Haid Group Co. Ltd., Class A	140,499	858,795
Heilongjiang Agriculture Co. Ltd., Class A	140,400	338,502
Henan Shuanghui Investment & Development Co. Ltd., Class A	234,000	1,339,492
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	514,800	2,132,314
Jiangxi Zhengbang Technology Co. Ltd., Class A	202,800	531,178
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	63,600	426,502
Juewei Food Co. Ltd., Class A	46,800	351,099

Security	Shares	Value

Food Products (continued)
Muyuan Foodstuff Co. Ltd., Class A	187,200	$3,378,396
New Hope Liuhe Co. Ltd., Class A	351,000	1,635,830
Tech-Bank Food Co. Ltd., Class A(a)	86,400	153,723
Toly Bread Co. Ltd., Class A	40,499	281,569
Tongwei Co. Ltd., Class A	318,893	682,566
Wens Foodstuffs Group Co. Ltd., Class A	444,699	1,904,318
Yuan Longping High-Tech Agriculture Co. Ltd., Class A	117,000	269,158

		18,914,510

Health Care Equipment & Supplies — 1.7%
Autobio Diagnostics Co. Ltd., Class A	23,400	446,166
Jafron Biomedical Co. Ltd., Class A	34,000	535,670
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	93,600	460,088
Lepu Medical Technology Beijing Co. Ltd., Class A	140,400	757,951
Ovctek China Inc., Class A	46,800	436,619
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	85,497	3,104,093

		5,740,587

Health Care Providers & Services — 1.3%
Aier Eye Hospital Group Co. Ltd., Class A	257,460	1,618,938
China National Accord Medicines Corp. Ltd., Class A	23,498	137,406
China National Medicines Corp. Ltd., Class A	63,600	281,091
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	46,897	458,384
Huadong Medicine Co. Ltd., Class A	140,425	396,847
Jointown Pharmaceutical Group Co. Ltd., Class A	156,400	397,239
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	318,840	516,695
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	156,409	409,891
Topchoice Medical Corp., Class A(a)	23,400	406,886

		4,623,377

Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	133,299	480,185

Hotels, Restaurants & Leisure — 0.5%
BTG Hotels Group Co. Ltd., Class A	86,800	201,158
Shanghai Jinjiang International Hotels Co. Ltd., Class A	70,200	291,566
Shenzhen Overseas Chinese Town Co. Ltd., Class A	690,056	637,334
Songcheng Performance Development Co. Ltd., Class A	117,096	494,801

		1,624,859

Household Durables — 1.6%
Gree Electric Appliances Inc. of Zhuhai, Class A	257,410	1,997,117
Haier Smart Home Co. Ltd., Class A	514,800	1,127,414
Hangzhou Robam Appliances Co. Ltd., Class A	86,800	391,988
NavInfo Co. Ltd., Class A	156,400	325,679
Oppein Home Group Inc., Class A	24,545	369,843
Suofeiya Home Collection Co. Ltd., Class A	63,600	169,826
TCL Technology Group Corp., Class A	1,130,800	743,257
Zhejiang Supor Co. Ltd., Class A	46,898	437,666

		5,562,790

Independent Power and Renewable Electricity Producers — 2.5%
China National Nuclear Power Co. Ltd., Class A	1,084,408	665,144
China Yangtze Power Co. Ltd., Class A	1,848,699	4,569,797
GD Power Development Co. Ltd., Class A	1,641,200	462,647
Huadian Power International Corp. Ltd., Class A	574,000	298,410
Huaneng Power International Inc., Class A	561,600	335,718
Hubei Energy Group Co. Ltd., Class A	434,800	229,123
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	447,900	160,523
SDIC Power Holdings Co. Ltd., Class A	574,000	625,279
Shanghai Electric Power Co. Ltd., Class A	202,800	211,437

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Shenergy Co. Ltd., Class A	411,631	$309,043
Shenzhen Energy Group Co. Ltd., Class A	272,432	211,868
Sichuan Chuantou Energy Co. Ltd., Class A	365,200	464,043

		8,543,032

Insurance — 4.3%
China Life Insurance Co. Ltd., Class A	234,000	946,030
China Pacific Insurance Group Co. Ltd., Class A	538,200	2,345,884
Hubei Biocause Pharmaceutical Co. Ltd., Class A	411,600	321,264
New China Life Insurance Co. Ltd., Class A	163,800	1,042,987
People’s Insurance Co. Group of China Ltd. (The), Class A	456,700	410,809
Ping An Insurance Group Co. of China Ltd., Class A	921,923	9,724,180

		14,791,154

Internet & Direct Marketing Retail — 0.1%
Visual China Group Co. Ltd., Class A	70,200	174,323

IT Services — 0.5%
Beijing Sinnet Technology Co. Ltd., Class A	133,299	514,551
China TransInfo Technology Co. Ltd., Class A	140,400	463,204
DHC Software Co. Ltd., Class A	272,400	525,171
Wangsu Science & Technology Co. Ltd., Class A	202,893	235,676

		1,738,602

Life Sciences Tools & Services — 0.7%
Hangzhou Tigermed Consulting Co. Ltd., Class A	72,300	788,614
WuXi AppTec Co. Ltd., Class A	117,000	1,686,712

		2,475,326

Machinery — 3.1%
China International Marine Containers Group Co. Ltd., Class A	133,218	140,213
China Shipbuilding Industry Co. Ltd., Class A	1,942,800	1,147,623
CRRC Corp. Ltd., Class A	2,106,000	1,846,649
Hefei Meiya Optoelectronic Technology Inc., Class A	63,538	378,473
Inner Mongolia First Machinery Group Co. Ltd., Class A	140,400	190,532
Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,200	690,132
Sany Heavy Industry Co. Ltd., Class A	725,400	2,019,182
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	70,200	147,871
Shenzhen Inovance Technology Co. Ltd., Class A	133,296	618,014
Siasun Robot & Automation Co. Ltd., Class A(a)	133,200	248,688
Tian Di Science & Technology Co. Ltd., Class A	388,400	167,258
Weichai Power Co. Ltd., Class A	504,400	957,448
XCMG Construction Machinery Co. Ltd., Class A	666,800	524,232
Zhejiang Dingli Machinery Co. Ltd., Class A	23,499	261,842
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	226,000	705,275
Zhengzhou Yutong Bus Co. Ltd., Class A	179,600	331,756
Zoomlion Heavy Industry Science and Technology Co. Ltd.,
Class A	457,200	414,497

		10,789,685

Marine — 0.1%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	550,800	280,887

Media — 0.6%
China South Publishing & Media Group Co. Ltd., Class A	156,482	242,281
Chinese Universe Publishing and Media Group Co. Ltd., Class A	110,046	187,220
CITIC Guoan Information Industry Co. Ltd., Class A(a)	318,800	146,770
Focus Media Information Technology Co. Ltd., Class A	1,246,860	851,334
NanJi E-Commerce Co. Ltd., Class A(a)	202,800	392,423
Oriental Pearl Group Co. Ltd., Class A	295,699	377,407

		2,197,435

Security	Shares	Value

Metals & Mining — 3.3%
Aluminum Corp. of China Ltd., Class A(a)	1,107,600	$447,160
Angang Steel Co. Ltd., Class A	481,200	179,274
Baoshan Iron & Steel Co. Ltd., Class A	1,571,670	1,084,240
China Molybdenum Co. Ltd., Class A	1,502,000	740,431
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	295,600	378,118
Ganfeng Lithium Co. Ltd., Class A	93,600	614,025
GEM Co. Ltd., Class A	316,496	208,028
Guangdong HEC Technology Holding Co. Ltd., Class A	249,200	237,221
Hesteel Co. Ltd., Class A	1,006,200	292,195
Hunan Valin Steel Co. Ltd., Class A(a)	342,000	193,301
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	3,862,400	590,903
Jiangxi Copper Co. Ltd., Class A	179,600	325,650
Jinduicheng Molybdenum Co. Ltd., Class A	226,098	189,286
Maanshan Iron & Steel Co. Ltd., Class A	527,600	195,813
Nanjing Iron & Steel Co. Ltd., Class A	388,400	175,511
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	713,200	202,058
Sansteel Minguang Co. Ltd. Fujian, Class A	202,800	208,852
Shandong Gold Mining Co. Ltd., Class A	234,020	1,203,027
Shandong Nanshan Aluminum Co. Ltd., Class A	922,000	272,969
Shanxi Taigang Stainless Steel Co. Ltd., Class A	514,800	239,193
Shenghe Resources Holding Co. Ltd., Class A	133,200	129,061
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	295,600	146,139
Tongling Nonferrous Metals Group Co. Ltd., Class A	922,000	253,377
Xiamen Tungsten Co. Ltd., Class A	110,098	175,612
Xinxing Ductile Iron Pipes Co. Ltd., Class A	374,400	183,505
Xinyu Iron & Steel Co. Ltd., Class A	272,400	155,892
Yintai Gold Co. Ltd., Class A	156,400	364,007
Yunnan Tin Co. Ltd., Class A(a)	133,200	159,251
Zhejiang Huayou Cobalt Co. Ltd., Class A	93,600	456,640
Zhongjin Gold Corp. Ltd., Class A	272,400	324,132
Zijin Mining Group Co. Ltd., Class A	1,641,200	909,020

		11,233,891

Oil, Gas & Consumable Fuels — 1.7%
China Merchants Energy Shipping Co. Ltd., Class A	561,699	539,472
China Petroleum & Chemical Corp., Class A	2,145,643	1,355,588
China Shenhua Energy Co. Ltd., Class A	374,499	845,087
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	280,800	337,309
Guanghui Energy Co. Ltd., Class A	574,000	204,903
PetroChina Co. Ltd., Class A	1,362,800	857,137
Shaanxi Coal Industry Co. Ltd., Class A	690,000	736,980
Shandong Xinchao Energy Corp. Ltd., Class A(a)	527,600	134,528
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	249,200	200,508
Shanxi Meijin Energy Co. Ltd., Class A(a)	342,000	321,684
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	249,200	166,972
Yanzhou Coal Mining Co. Ltd., Class A	202,800	238,154

		5,938,322

Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	226,000	267,319
Shanying International Holding Co. Ltd., Class A(a)	338,400	144,768

		412,087

Personal Products — 0.2%
By-Health Co. Ltd., Class A	133,200	351,711
Shanghai Jahwa United Co. Ltd., Class A	63,600	292,172

		643,883

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.2%
Asymchem Laboratories Tianjin Co. Ltd., Class A	17,200	$459,838
Beijing Tongrentang Co. Ltd., Class A	110,099	400,510
Betta Pharmaceuticals Co. Ltd., Class A	40,400	540,242
Changchun High & New Technology Industry Group Inc., Class A	14,270	1,204,531
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	63,600	345,778
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	93,695	169,622
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	86,800	357,191
Dong-E-E-Jiao Co. Ltd., Class A	46,800	205,515
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	117,000	512,129
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	103,500	120,810
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	63,600	186,673
Jiangsu Hengrui Medicine Co. Ltd., Class A	374,460	4,933,143
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	93,600	204,321
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	187,200	332,271
Livzon Pharmaceutical Group Inc., Class A	46,800	263,722
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	46,800	383,451
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	86,844	270,767
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	163,863	780,626
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	86,800	271,736
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	63,600	168,655
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	93,600	381,594
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	117,000	322,360
Tasly Pharmaceutical Group Co. Ltd., Class A	133,222	264,393
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	179,600	322,597
Yifan Pharmaceutical Co. Ltd., Class A	110,000	290,919
Yunnan Baiyao Group Co. Ltd., Class A	117,000	1,496,942
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	46,899	931,755
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	234,000	171,041
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A(a)	110,095	403,927
Zhejiang NHU Co. Ltd., Class A	179,698	694,676
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	46,800	345,464

		17,737,199

Professional Services — 0.1%
Centre Testing International Group Co. Ltd., Class A	70,200	170,047

Real Estate Management & Development — 4.0%
Beijing Capital Development Co. Ltd., Class A	202,800	190,753
China Enterprise Co. Ltd., Class A	316,495	189,646
China Fortune Land Development Co. Ltd., Class A	257,400	872,907
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	678,652	1,645,835
China Vanke Co. Ltd., Class A	819,000	3,109,238
Financial Street Holdings Co. Ltd., Class A	249,266	245,052
Gemdale Corp., Class A	388,400	738,908
Grandjoy Holdings Group Co. Ltd., Class A	272,499	208,060
Greenland Holdings Corp. Ltd., Class A	690,000	553,224
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	294,600	337,611
Jinke Properties Group Co. Ltd., Class A	458,000	516,433
Oceanwide Holdings Co. Ltd., Class A	295,690	146,602
Poly Developments and Holdings Group Co. Ltd., Class A	1,006,200	2,314,758
RiseSun Real Estate Development Co. Ltd., Class A	365,237	419,078
Seazen Holdings Co. Ltd., Class A	187,200	842,212

Security	Shares	Value

Real Estate Management & Development (continued)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	133,200	$251,330
Sichuan Languang Development Co. Ltd., Class A	249,200	205,450
Tahoe Group Co. Ltd., Class A(b)	202,897	126,463
Xinhu Zhongbao Co. Ltd., Class A	713,200	317,231
Yango Group Co. Ltd., Class A	351,000	347,552

		13,578,343

Road & Rail — 0.4%
Daqin Railway Co. Ltd., Class A	1,287,048	1,309,045
Guangshen Railway Co. Ltd., Class A	481,200	161,551

		1,470,596

Semiconductors & Semiconductor Equipment — 2.2%
GCL System Integration Technology Co. Ltd., Class A(a)	421,200	150,357
Gigadevice Semiconductor Beijing Inc., Class A	25,499	1,003,511
Hangzhou Silan Microelectronics Co. Ltd., Class A	110,000	220,955
LONGi Green Energy Technology Co. Ltd., Class A	327,624	1,429,890
Sanan Optoelectronics Co. Ltd., Class A	342,096	1,064,182
Shenzhen Goodix Technology Co. Ltd., Class A	29,900	1,000,641
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	257,499	626,298
Unigroup Guoxin Microelectronics Co. Ltd., Class A	46,800	408,245
Visionox Technology Inc., Class A(a)	110,098	189,648
Will Semiconductor Ltd., Class A	46,800	1,289,306

		7,383,033

Software — 2.2%
360 Security Technology Inc., Class A	110,000	290,763
Aisino Corp., Class A	156,400	380,402
Beijing Shiji Information Technology Co. Ltd., Class A	70,272	305,204
China National Software & Service Co. Ltd., Class A	46,800	548,260
Glodon Co. Ltd., Class A	93,699	697,365
Hundsun Technologies Inc., Class A	70,281	1,021,558
Iflytek Co. Ltd., Class A	187,250	882,756
Newland Digital Technology Co. Ltd., Class A	93,600	219,437
Sangfor Technologies Inc., Class A	25,000	678,249
Shanghai 2345 Network Holding Group Co. Ltd., Class A	481,238	203,147
Shanghai Baosight Software Co. Ltd., Class A	70,200	504,174
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A(a)	63,600	153,879
Venustech Group Inc., Class A	70,299	410,281
Yonyou Network Technology Co. Ltd., Class A	210,615	1,384,339

		7,679,814

Specialty Retail — 1.1%
China Grand Automotive Services Group Co. Ltd., Class A	690,000	337,212
China International Travel Service Corp. Ltd., Class A	163,840	2,118,976
HLA Corp. Ltd., Class A	249,232	225,954
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	272,400	293,262
Suning.com Co. Ltd., Class A	782,800	933,680

		3,909,084

Technology Hardware, Storage & Peripherals — 0.7%
China Greatwall Technology Group Co. Ltd., Class A	249,200	417,607
Dawning Information Industry Co. Ltd., Class A	70,299	481,184
GRG Banking Equipment Co. Ltd., Class A	234,000	433,570
Inspur Electronic Information Industry Co. Ltd., Class A	118,760	698,158
Ninestar Corp., Class A	86,810	369,407

		2,399,926

Textiles, Apparel & Luxury Goods — 0.0%
Zhejiang Semir Garment Co. Ltd., Class A	156,400	158,187

Trading Companies & Distributors — 0.3%
Bohai Leasing Co. Ltd., Class A(a)	527,600	204,781
China Meheco Co. Ltd., Class A	93,698	190,201

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
COSCO SHIPPING Development Co. Ltd., Class A	713,200	$194,986
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	70,200	142,700
Sinochem International Corp., Class A	226,000	158,791
Xiamen C & D Inc., Class A	226,000	267,960

		1,159,419

Transportation Infrastructure — 0.7%
Dalian Port PDA Co. Ltd., Class A	595,200	145,862
Guangzhou Baiyun International Airport Co. Ltd., Class A	179,698	402,194
Ningbo Zhoushan Port Co. Ltd., Class A	736,400	347,371
Shanghai International Airport Co. Ltd., Class A	86,822	869,530
Shanghai International Port Group Co. Ltd., Class A	713,200	422,302
Shenzhen Airport Co. Ltd., Class A	156,400	182,779
TangShan Port Group Co. Ltd., Class A	425,999	137,587

		2,507,625

Security	Shares	Value

Water Utilities — 0.1%
Chengdu Xingrong Environment Co. Ltd., Class A	234,899	$160,718

Wireless Telecommunication Services — 0.6%
China United Network Communications Ltd., Class A	2,620,800	1,937,937

Total Common Stocks — 99.9% (Cost: $314,780,050)		343,020,452

Total Investments in Securities — 99.9% (Cost: $314,780,050)		343,020,452

Other Assets, Less Liabilities — 0.1%		338,029

Net Assets — 100.0%		$343,358,481

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$342,741,000	$—	$279,452	$343,020,452

6